UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-10415
                                                    ---------------------

                     Lazard Alternative Strategies Fund, LLC
        ----------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              30 Rockefeller Plaza
                               New York, NY 10112
        ----------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Mr. Brian Simon
                              30 Rockefeller Plaza
                               New York, NY 10112
        ----------------------------------------------------------------
                     (Name and address of agent for service)

        registrant's telephone number, including area code: 212-632-1584
                                                           -------------

                        Date of fiscal year end: March 31
                                                ---------

                    Date of reporting period: March 31, 2005
                                             ---------------



Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.




           LAZARD ALTERNATIVE STRATEGIES FUND, LLC
           -------------------------------------------------
           FINANCIAL STATEMENTS
           For the Year Ended March 31, 2005

  LAZARD ALTERNATIVE STRATEGIES FUND, LLC
--------------------------------------------------------------------------------





     TABLE OF CONTENTS




     Management Commentary                                                     1

     Report of Independent Registered Public Accounting Firm                   3

     Schedule of Investments                                                   4

     Statement of Assets, Liabilities and Members' Capital - Net Assets        6

     Statement of Operations                                                   7

     Statement of Changes in Members' Capital - Net Assets                     8

     Statement of Cash Flows                                                   9

     Notes to Financial Statements                                            10

     Company Management (unaudited)                                           17

     Additional Information (unaudited)                                       18

LAZARD [GRAPHIC OMITTED]
                                                            Administrator:
                                                            PFPC Inc.
                                                            400 Bellevue Parkway
                                                            Wilmington
                                                            Delaware 19809
                                                            Tel: 302-791-2595
                                                            Fax: 302-791-4076

Lazard Alternative Strategies Fund, LLC
--------------------------------------------------------------------------------
May 2005


Dear Investor,


LAZARD ALTERNATIVE STRATEGIES FUND, LLC (the "Company") generated positive returns of 4.2% over the year ending March 31, 2005. Since inception, the Fund has posted an annualized return of 6.8%, net of all fees, and bettered its 3% to 5% volatility target by achieving 2.3% annualized volatility over the thirty-one month period.




          -------------------------------------------- ------------------ -------------------------------
                                                         APRIL 1, 2004
                                                          TO MARCH 31,          ANNUALIZED SINCE
                                                                  2005         SEPTEMBER 1, 2001
          -------------------------------------------- ------------------ -------------------------------
                                                        RATE OF RETURN    RATE OF RETURN    VOLATILITY(2)
          -------------------------------------------- ------------------ ----------------- -------------
          LAZARD ALTERNATIVE STRATEGIES FUND,                     4.2%              6.8%          2.3%
          LLC(1)
          -------------------------------------------- ------------------ ----------------- -------------
          CSFB/ Tremont Hedge Fund Index(3)                       7.0%              8.4%          3.1%
          -------------------------------------------- ------------------ ----------------- -------------
          HFRI Fund of Funds: Conservative Index(3)               4.4%              5.7%          2.0%
          -------------------------------------------- ------------------ ----------------- -------------



CORRELATION ANALYSIS (SEPTEMBER 1, 2001 - MARCH 31, 2005)
-------------------------------------------------------- --------------------- ----------------- -----------------------
                                                                 MSCI WORLD        S&P 500(4)        LEHMAN AGGREGATE
                                                                   Index(4)                             BOND INDEX(4)
-------------------------------------------------------- --------------------- ----------------- -----------------------
LAZARD ALTERNATIVE STRATEGIES FUND, LLC                                0.33              0.25                    0.23
-------------------------------------------------------- --------------------- ----------------- -----------------------


MONTHLY RETURNS - LAZARD ALTERNATIVE STRATEGIES FUND, LLC(1)
--------- ------- -------- ------- -------- -------- -------- ------- -------- ------- -------- ------- -------- -------
           JAN      FEB     MAR      APR      MAY     JUNE     JULY     AUG     SEPT     OCT     NOV      DEC     YTD
--------- ------- -------- ------- -------- -------- -------- ------- -------- ------- -------- ------- -------- -------
2001                                                                             0.0%     1.2%    0.4%     0.7%    2.4%
--------- ------- -------- ------- -------- -------- -------- ------- -------- ------- -------- ------- -------- -------
2002        0.6%     0.5%    0.2%     1.6%     0.7%    -0.3%   -1.5%     0.7%    0.6%     0.1%    0.5%     1.1%    4.8%
--------- ------- -------- ------- -------- -------- -------- ------- -------- ------- -------- ------- -------- -------
2003        1.6%     0.7%    0.4%     1.0%     1.4%     0.7%    0.6%     0.7%    1.3%     0.6%    0.7%     1.1%   11.4%
--------- ------- -------- ------- -------- -------- -------- ------- -------- ------- -------- ------- -------- -------
2004        0.7%     1.3%   -0.3%    -0.2%    -0.9%     1.0%    0.7%    -0.2%    0.0%     0.6%    1.4%     1.2%    5.3%
--------- ------- -------- ------- -------- -------- -------- ------- -------- ------- -------- ------- -------- -------
2005       -0.2%     1.0%   -0.2%                                                                                  0.6%
--------- ------- -------- ------- -------- -------- -------- ------- -------- ------- -------- ------- -------- -------


----------------------------------------------

(1) Returns are final and are reported net of fees, including any performance allocation. Past performance, wherever stated in this letter, is not indicative of future results.

(2)  Volatility is measured as annualized standard deviation.

(3) The underlying hedge funds held by the Company may differ significantly from the funds that comprise the CSFB/Tremont Hedge Fund Index and the HFRI Fund of Funds: Conservative Index.

(4) The investment programs of the Company, and the hedge funds in which it invests, are not restricted to securities comprising these indices. The underlying hedge funds may use various techniques, such as short selling, which are not reflected in these indices.

LAZARD [GRAPHIC OMITTED]

--------------------------------------------------------------------------------

The year ending March 31, 2005 proved to be a moderately positive time for world equity markets. A downward movement in early 2005 gave back only a portion of the strong gains experienced in late 2004. Most stock indices maintained a general upward trajectory with major European stock markets experiencing the highest gains. The MSCI World Index was up 8.9%. The US markets advanced with the S&P 500, Dow Jones Industrial Average and the Nasdaq up 6.2%, 1.4%, and 0.2%, respectively, over the period. In Europe, the FTSE 100 rose 11.0%, the CAC 40 was up 10.8% and the DAX increased 10.8%. Asia was the only major market not posting a positive gain, as the Nikkei 225 was down -0.12%.

Bonds were slightly positive, with high yield once again posting the largest increase. The Lehman Brothers Aggregate Bond Index was up 1.2% over the twelve months. The Lehman Credit Index was up 0.8% and the High Yield index was up 6.8%. US Treasuries and agencies markets experienced volatility over the period, but overall posted a modest gain.

The US$ continued to weaken against the euro, but showed a slight increase versus the yen. The Japanese yen declined 2.81% against the US$ over the four quarters going from 104.04(Yen)/$ to 106.96(Yen)/$. The euro continued to climb against the US$, gaining over 5.75% with a move from 1.23$/(euro) to 1.30$/(euro).

The Company continues to maintain a diversified portfolio of alpha-seeking strategies with limited systematic market exposure that pursue opportunities across all of the major hedge fund strategies: Event Driven, Relative Value, Long/Short and Tactical Trading.

Our portfolio continues to evolve as we try and understand the changing opportunities within the dynamic global capital markets. While our broad portfolio positioning feels right, we anticipate a number of changes in individual managers exposures to take advantage of the opportunities we identify in the marketplace. Our goal is to identify an appropriate mix of strategies and allocations that can take advantage of return opportunities without undue exposure to the risks of a sudden change in the market environment.

The team is continually screening the dynamic and rapidly evolving hedge fund universe for managers with proven investment skills and sound business structures. From our pool of qualified managers, we will continue to try to add managers with diversified and non-correlated alpha opportunity sets to our portfolio.

As always, please do not hesitate to call us with any questions or comments.

Sincerely,


/s/Kit Boyatt
Kit Boyatt
Director,
Lazard Asset Management LLC

/s/Christian Frei
Christian Frei
Director,
Lazard Asset Management LLC

/s/Chris Heasman
Chris Heasman
Director,
Lazard Asset Management LLC


All information on allocations to hedge funds is as of March 31, 2005. The Company's allocations to various strategies, sub-styles, and hedge funds may change significantly over time.

(C) Lazard Asset Management LLC, 2005

                                                     Deloitte & Touche LLP
                                                     1700 Market Street
                                                     Philadelphia, PA 19103-3984
                                                     USA

                                                     Tel: +1 215 246 2300
                                                     Fax: +1 215 569 2441
                                                     www.deloitte.com

DELOITTE.
[GRAPHIC OMITTED]


REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Managers and Members of
Lazard Alternative Strategies Fund, L.L.C.

We have audited the accompanying statement of assets, liabilities and members' capital - net assets of Lazard Alternative Strategies Fund, LLC (the "Company"), including the schedule of investments, as of March 31, 2005, and the related statements of operations and cash flows for the year then ended, and changes in members' capital - net assets for the two years in the period then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. An audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of March 31, 2005, by correspondence with the Portfolio Fund managers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Company as of March 31, 2005, and the results of its operations and its cash flows for the year then ended, and the changes in its members' capital for the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 2, the Company's investments in Portfolio Funds (approximately 96.67% of net assets), are stated at fair value based on estimates received from the Portfolio Funds. The respective managements of the Portfolio Funds have estimated the fair values relating to certain of the underlying investments of these Portfolio Funds in the absence of readily ascertainable market values. These values may differ from the values that would have been used had a ready market for these investments existed, and the differences could be material.

/s/ Deloitte & Touche LLP

May 19, 2005

LAZARD ALTERNATIVE STRATEGIES FUND, LLC

SCHEDULE OF INVESTMENTS AT MARCH 31, 2005


INVESTMENTS IN PORTFOLIO FUNDS (96.67%) #                           COST        FAIR VALUE

EVENT DRIVEN (19.89%)
Cognis I Fund                                                   $  5,500,000   $  5,927,310
Farallon Capital Partners, LP                                      4,500,000      6,036,752
Litespeed Partners, LP                                             5,000,000      5,484,104
Marathon Special Opportunity Fund, LP                              3,007,452      6,096,523
Marathon Structured Finance Fund, LP                               2,500,000      3,133,472
Spinnaker Global Emerging Markets Fund, LTD                        3,575,000      6,719,227
Spinnaker Global Strategic Fund, LTD                               1,500,000      2,042,506
TCM Spectrum Fund, LP                                              3,550,000      3,808,273
                                                                ------------   ------------
                                                                  29,132,452     39,248,167
                                                                ------------   ------------


LONG/SHORT (29.09%)
Arience Capital Partners I, LP                                     8,350,000      8,710,140
Bailey Coates Cromwell Fund, LP                                    7,700,000      7,884,349
Delta Institutional, LP                                            8,070,000     10,293,499
Glenhill Capital, LP                                               3,150,000      5,014,508
New Castle Partners, LP                                            6,650,000      7,267,794
Odey Japan & General, Inc.                                         4,000,000      4,147,453
Palmyra Capital Fund, LP                                           6,500,000      6,397,327
The Contratemps Fund, LTD                                          7,513,332      7,674,380
                                                                ------------   ------------
                                                                  51,933,332     57,389,450
                                                                ------------   ------------



RELATIVE VALUE (29.32%)
Akanthos Arbitrage Fund, LP                                        6,200,000      6,155,397
Andromeda Global Credit Partners, LP                                 660,884      1,194,861
CRC Global Structure Credit Fund, LTD                              6,000,000      6,558,965
Kamunting Street, LP                                               4,000,000      4,008,744
Metacapital Fixed Income Relative Value Fund, LP                   7,000,000      7,513,670
Octave-1, LTD                                                      4,600,000      5,195,569
Sagecrest II, LLC                                                  6,000,000      6,374,561
Silverback Partners, LP                                            6,800,000      7,156,645
Structured Portfolio Management Parmenides Fund, LP                6,000,000      6,187,495
West Side Partners, LP                                             6,756,000      7,502,485
                                                                ------------   ------------
                                                                  54,016,884     57,848,392
                                                                ------------   ------------


                 See Accompanying Notes to Financial Statements

LAZARD ALTERNATIVE STRATEGIES FUND, LLC


INVESTMENTS IN PORTFOLIO FUNDS (CONTINUED)                          COST        FAIR VALUE
TACTICAL TRADING (18.37%)
Blenheim Fund, LP                                               $  3,000,000   $  2,985,300
Framework Asset Partners, LP *                                     2,284,055        850,265
Graham Global Investment Fund, LTD                                 6,759,000      8,016,767
Graham Global Investment Fund II, LTD                              7,000,000      6,469,385
Titanium Capital Commodity US Fund, LLP                            7,000,000      6,814,198
Vega Select Opportunities Fund, LTD                                8,936,399     11,106,962
                                                                ------------   ------------
                                                                  34,979,454     36,242,877
                                                                ------------   ------------


TOTAL INVESTMENTS IN PORTFOLIO FUNDS                            $170,062,122    190,728,886
                                                                ============
OTHER ASSETS, LESS LIABILITIES (3.33%)                                            6,571,903
                                                                               ------------
MEMBERS' CAPITAL - NET ASSETS (100.00%)                                        $197,300,789
                                                                               ============



* Portfolio Fund in liquidation
# Non-income producing security



                 See Accompanying Notes to Financial Statements

LAZARD ALTERNATIVE STRATEGIES FUND, LLC

STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL - NET ASSETS


ASSETS                                                            MARCH 31, 2005

Investments in Portfolio Funds, at fair value (cost - $170,062,122) $190,728,886
Cash and cash equivalents                                              7,872,299
Investment in Portfolio Funds paid in advance                          6,000,000
Redemption receivable of Portfolio Funds                                 360,563
Interest receivable                                                       13,061
                                                                    ------------

         TOTAL ASSETS                                                204,974,809
                                                                    ------------

LIABILITIES

Advance contributions                                                  5,985,000
Redemption payable from Contributing Member Account                      967,734
Redemption payable from Special Member Account                            83,001
Management fee payable                                                   457,359
Professional fees payable                                                111,083
Board of Managers' fees payable                                           16,724
Other accrued expenses                                                    53,119
                                                                    ------------

         TOTAL LIABILITIES                                             7,674,020
                                                                    ------------

                  NET ASSETS                                        $197,300,789
                                                                    ============

MEMBERS' CAPITAL - NET ASSETS

Represented by:
Capital contributions (net)                                         $176,634,025
Accumulated net unrealized appreciation on investments                20,666,764
                                                                    ------------

         MEMBERS' CAPITAL - NET ASSETS                              $197,300,789
                                                                    ============

                 See Accompanying Notes to Financial Statements
                                        6

LAZARD ALTERNATIVE STRATEGIES FUND, LLC

STATEMENT OF OPERATIONS

                                                                          FOR THE YEAR ENDED
                                                                             MARCH 31, 2005
INVESTMENT INCOME
         Interest                                                             $  100,705
                                                                              ----------

         TOTAL INVESTMENT INCOME                                                 100,705
                                                                              ----------

EXPENSES
     OPERATING EXPENSES:
         Management fee                                                        1,581,596
         Professional fees                                                       204,000
         Accounting and administration fees                                      200,089
         Board of Managers' fees                                                  56,000
         Custodian fees                                                           20,494
         Miscellaneous                                                            27,951
                                                                              ----------

         TOTAL OPERATING EXPENSES                                              2,090,130
                                                                              ----------

         NET INVESTMENT LOSS                                                   1,989,425)
                                                                              -----------


         NET REALIZED GAIN ON INVESTMENTS                                      2,820,694
         NET CHANGE IN UNREALIZED APPRECIATION ON INVESTMENTS                  6,899,891
                                                                              ----------

         NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                       9,720,585
                                                                              ----------

         INCREASE IN MEMBERS' CAPITAL DERIVED FROM INVESTMENT ACTIVITIES      $7,731,160
                                                                              ==========

                 See Accompanying Notes to Financial Statements
                                        7

LAZARD ALTERNATIVE STRATEGIES FUND, LLC

STATEMENT OF CHANGES IN MEMBERS' CAPITAL - NET ASSETS


For the Years Ended March 31, 2005 and March 31, 2004:

                                            CONTRIBUTING     SPECIAL MEMBER
                                               MEMBERS                            TOTAL

Members' capital at March 31, 2003         $  50,677,292    $     141,993    $  50,819,285

Capital contributions                         63,544,437               --       63,544,437
Capital distributions                           (393,748)        (726,300)      (1,120,048)
Net investment loss                           (1,142,331)              --       (1,142,331)
Net realized loss on investments                 (22,684)              --          (22,684)
Net change in unrealized appreciation on
   investments                                 8,795,078               --        8,795,078
Actual incentive allocation from
   January 1, 2003 to December 31, 2003         (726,300)         726,300               --
Reverse accrued incentive allocation of
   January 1, 2003 to March 31, 2003             141,993         (141,993)              --
Accrued incentive allocation from
   January 1, 2004 to March 31, 2004            (184,963)         184,963               --
                                           -------------    -------------    -------------

Members' capital at March 31, 2004         $ 120,688,774    $     184,963    $ 120,873,737


Capital contributions                         89,233,559               --       89,233,559
Capital distributions                        (19,702,379)        (835,288)     (20,537,667)
Net investment loss                           (1,989,425)              --       (1,989,425)
Net realized gain on investments               2,820,694               --        2,820,694
Net change in unrealized appreciation on
   investments                                 6,899,891               --        6,899,891
Actual incentive allocation from
   January 1, 2004 to December 31, 2004         (835,288)         835,288               --
Reverse accrued incentive allocation of
   January 1, 2004 to March 31, 2004             184,963         (184,963)              --
Accrued incentive allocation for
   January 1, 2005 to March 31, 2005             (16,456)          16,456               --
                                           -------------    -------------    -------------

   Members' capital at March 31, 2005      $ 197,284,333    $      16,456    $ 197,300,789
                                           =============    =============    =============

                 See Accompanying Notes to Financial Statements
                                        8

LAZARD ALTERNATIVE STRATEGIES FUND, LLC

STATEMENT OF CASH FLOWS


                                                                        FOR THE YEAR ENDED
                                                                          MARCH 31, 2005

CASH FLOWS FROM OPERATING ACTIVITIES
Increase in members' capital derived from investment activities            $   7,731,160
  Adjustments to reconcile increase in members' capital derived from investment activities to net cash used in operating activities:
      Purchases of Portfolio Funds                                          (102,079,730)
      Proceeds from redemption of Portfolio Funds                             40,066,754
      Net realized gain on redemption of Portfolio Funds                      (2,820,694)
      Net appreciation on investments in Portfolio Funds                      (6,899,891)
      Increase in Portfolio Funds paid in advance                             (6,000,000)
      Increase in redemption receivable of Portfolio Funds                      (289,208)
      Increase in interest receivable                                            (12,180)
      Increase in management fee payable                                         190,482
      Increase in professional fees payable                                       21,498
      Increase in Board of Directors' fees payable                                16,724
      Increase in other accrued expenses                                          10,980
                                                                           -------------
  Net cash used in operating activities                                      (70,064,105)
                                                                           -------------


CASH FLOWS FROM FINANCING ACTIVITIES
  Capital contributions, net of change in Advance contributions               92,122,809
  Capital distributions, net of change in Redemptions payable                (20,213,232)
                                                                           --------------
  Net cash provided by financing activities                                   71,909,577
                                                                           -------------

Net increase in cash and cash equivalents                                      1,845,472
Cash and cash equivalents at beginning of year                                 6,026,827
                                                                           -------------
Cash and cash equivalents at end of year                                   $   7,872,299
                                                                           =============

                 See Accompanying Notes to Financial Statements
                                        9

LAZARD ALTERNATIVE STRATEGIES FUND, LLC

NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2005
--------------------------------------------------------------------------------

1.   ORGANIZATION

     Lazard Alternative Strategies Fund, LLC (the "Company") was organized as a Delaware limited liability company on May 31, 2001. The Company is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, non-diversified, management investment company. The objective of the Company is to achieve long-term capital appreciation. The Company seeks to achieve its objective through the allocation of capital among selected alternative asset managers (the "Portfolio Managers") or the funds they operate ("Portfolio Funds"). The Company primarily invests in Portfolio Funds which are unregistered funds. Lazard Alternatives, LLC, a subsidiary of Lazard Asset Management LLC, a Delaware limited liability company, serves as the Company's investment adviser and manager (herein referred to as the "Investment Adviser" or "Lazard Alternatives") pursuant to an investment advisory agreement under which it directs the Company's investment program and pursuant to a management agreement under which it provides management and administration services to the Company. Lazard Alternative Strategies Holdings, LLC, an affiliate of the Investment Adviser (the "Special Member"), holds a non-voting special member interest (the "Special Member Account") in the Company for the purpose of receiving the incentive allocation. Responsibility for the overall management and supervision of the operations of the Company is vested in the individuals who serve as the Board of Managers of the Company (the "Board of Managers").

2.   SIGNIFICANT ACCOUNTING POLICIES

     A. NET ASSET VALUATION

     The net asset value of the Company is determined as of the close of business on the last business day of each month (the "Valuation Date"). The Company values interests in Portfolio Funds at fair value, which ordinarily will be the value determined by their Portfolio Managers in accordance with the policies established by the relevant Portfolio Fund. Investments in Portfolio Funds are subject to the terms of the respective limited partnership agreements, limited liability company agreements and offering memoranda (the "Agreements").

     The Company's investments in Portfolio Funds are carried at fair value as determined by the Company's pro rata interest in the net assets of each Portfolio Fund based on the financial data supplied by the Portfolio Funds, and are net of management and performance fees, incentive fees, or allocations payable to the Portfolio Funds' managers as required by the Portfolio Funds' Agreements. The underlying investments of each Portfolio Fund are accounted for at fair value as described in each Portfolio Fund's financial statements. Distributions received, whether in the form of cash or securities, are applied as a reduction of the investment's cost when identified by the Portfolio Funds as a return of capital.

LAZARD ALTERNATIVE STRATEGIES FUND, LLC

--------------------------------------------------------------------------------

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     A. NET ASSET VALUATION (CONTINUED)

     Interest income is recorded on an accrual basis. The Portfolio Funds do not make regular cash distributions of income and gains and so are considered non-income producing securities.

     Information about the underlying investments held by the Portfolio Funds is not readily available, so it is unknown whether the Portfolio Funds hold any single investment whereby the Company's proportionate share exceeds 5% of the Company's net assets at March 31, 2005.

     B. COMPANY EXPENSES

     The Company will bear all expenses incurred in the business of the Company, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Company's account; legal fees; accounting and auditing fees; costs of insurance; registration expenses; certain offering and organization costs; and expenses of meetings of the Board of Managers. The Company will also bear the management fee paid to the Investment Adviser.

     C. INCOME TAXES

     As the Company will be treated as a partnership for federal, state and local income tax purposes, each member is individually required to report on its own tax return its distributive share of the Company's taxable income or loss. Therefore, no provision for the payment of federal, state or local income taxes has been made.

     D. CASH EQUIVALENTS

     The Company treats all interest bearing accounts as cash equivalents. At March 31, 2005, $7,872,299 was held in such an account at PNC Bank.

     E. ESTIMATES

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the Company to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from these estimates.

LAZARD ALTERNATIVE STRATEGIES FUND, LLC

--------------------------------------------------------------------------------

3.   MANAGEMENT FEE, INCENTIVE ALLOCATION, RELATED PARTY TRANSACTIONS AND OTHER

     Lazard Alternatives provides certain administration and investor services to the Company, including, among other things, providing office space and other support services to the Company, preparing marketing and investor communications, maintaining and preserving certain records of the Company, preparing and filing various materials with state and federal regulators, providing certain legal and regulatory advice in connection with administrative functions and reviewing and arranging for payment of the Company's expenses.

     As the Investment Adviser, Lazard Alternatives is also responsible for managing the Company's assets and selecting Portfolio Funds. In consideration for such services, the Company pays Lazard Alternatives a quarterly management fee of 0.25% (1% on an annualized basis) of the Company's net assets.

     Net profits or net losses of the Company for each allocation period are allocated among and credited to or debited against the capital accounts of all members (but not the Special Member Account) as of the last day of each allocation period in accordance with members' respective investment percentages for the allocation period. Generally at the end of each calendar year an incentive allocation of 10% of the profits, if any, that have been credited to the capital account of a member during the period (an "Incentive Allocation") will be debited from the member's capital account (including the Investment Adviser's capital account) and credited to the Special Member Account; provided, however, that such Incentive Allocation will only be payable if the percentage increase in the member's capital account balance during such calendar year, or such lesser period corresponding to such member's investment, attributable to the net profits credited to the member's capital account during such period (before deduction for Incentive Allocation) exceeds the "Hurdle Rate". The Hurdle Rate is the average of the month-end LIBOR rates (London Interbank Offered Rates for U.S. Dollar deposits with a 3 month term). At December 31, 2004, there was an allocation of $835,288, and the accrued incentive allocation for the three months ended March 31, 2004 of $184,963 was reversed. The accrued incentive allocation for the three months ended March 31, 2005 was $16,456.

     Each member of the Board of Managers ("Manager") who is not an "interested person" of the Company, as defined by the 1940 Act ("Independent Managers"), receives an annual retainer of $6,000 plus a fee for each meeting attended. Currently, one Manager is an "interested person" of the Company. All Independent Managers are reimbursed by the Company for all reasonable out-of-pocket expenses incurred by them in performing their duties.

LAZARD ALTERNATIVE STRATEGIES FUND, LLC

--------------------------------------------------------------------------------

3. MANAGEMENT FEE, INCENTIVE ALLOCATION, RELATED PARTY TRANSACTIONS AND OTHER (CONTINUED)

     PFPC Trust Company serves as custodian of the Company's assets and provides custodial services for the Company. PFPC Inc. serves as administrator and accounting agent to the Company and in that capacity provides certain accounting, record keeping, tax and investor related services. The Company pays a monthly fee to the administrator based primarily upon average net assets, subject to a minimum monthly fee, and will reimburse certain of the administrator's expenses.

4.   SECURITIES TRANSACTIONS

     Aggregate purchases and proceeds from redemption of Portfolio Funds for the year ended March 31, 2005 amounted to $102,079,730 and $40,066,754, respectively. The cost of investments for Federal income tax purposes is adjusted for items of taxable income allocated to the Company from the Portfolio Funds. The allocated taxable income is reported to the Company by the Portfolio Funds. The Company has not received information from the Portfolio Funds as to the amounts of taxable income allocated to the Company as of March 31, 2005.

5.   RISK FACTORS

     An investment in the Company involves a high degree of risk, including the risk that the entire amount invested may be lost. The Company allocates assets to Portfolio Managers and invests in Portfolio Funds that invest in and actively trade securities and other financial instruments using a variety of strategies and investment techniques with significant risk characteristics, including the risks arising from the volatility of the equity, fixed income, commodity and currency markets, the risks of borrowings and short sales, the risks arising from leverage associated with trading in the equities, currencies and over-the-counter derivatives markets, the illiquidity of derivative instruments and the risk of loss from counter-party defaults. No guarantee or representation is made that the investment program will be successful.

     The Company maintains cash in bank deposit accounts, which, at times, may exceed federally insured limits. The Company has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such bank deposits.

LAZARD ALTERNATIVE STRATEGIES FUND, LLC

--------------------------------------------------------------------------------

5.   RISK FACTORS (CONTINUED)

     So as to satisfy certain prohibitions on affiliated transactions imposed by the 1940 Act, the Company may limit its investment position in any one Portfolio Fund to less than 5% of the Portfolio Fund's outstanding voting securities. Alternatively, to facilitate investments in Portfolio Funds deemed attractive by the Investment Adviser, the Company may purchase non-voting securities of, or waive its right to vote some or all securities in, certain Portfolio Funds. In cases where the Company purchases non-voting securities of, or waives its right to vote securities in, a Portfolio Fund, the Company will not be able to vote on matters that required the approval of security holders of the Portfolio Fund, including matters that may be adverse to the Company's and its members' interests.

6.   PORTFOLIO FUNDS

     The following is a summary of the investment objective and liquidity provisions of the Portfolio Funds that exceeded 5% of the Company's net assets at March 31, 2005.

     Delta Institutional, LP seeks to preserve capital while maximizing after-tax capital appreciation through investments, both long and short, primarily in publicly traded equity securities. Delta Institutional, LP allows for redemptions as of the last day of each calendar quarter upon giving at least a 45 days written notice. However, limited partners are subject to a "lock up" provision such that they may not make any withdrawals until they have been a partner for at least 12 months.

     Vega Select Opportunities Fund, LTD seeks superior total return on its assets over the intermediate to long term. Its portfolio comprises of a limited number of strategic positions which are determined by its Investment Committee to have a high return profile for the amount of risk taken. Vega Select Opportunities Fund, LTD allows for redemptions on the penultimate business day of each month upon giving at least 30 days written notice.

LAZARD ALTERNATIVE STRATEGIES FUND, LLC

--------------------------------------------------------------------------------

7.   REPURCHASE OF COMPANY INTERESTS

     The Board of Managers may, from time to time and in its sole discretion, determine to cause the Company to repurchase interests or portions of interests in the Company from members pursuant to written tenders by members. The Investment Adviser expects that it will recommend to the Board of Managers that the Company offer to repurchase interests from members twice in each year, effective as of June 30th and December 31st of each year.

8.   GUARANTEES

     In the normal course of business, the Company enters into contracts that provide general indemnifications. The Company's maximum exposure under these agreements is dependent on future claims that may be made against the Company, and therefore cannot be established; however, based on the Company's experience, the risk of loss from such claims is considered remote.

LAZARD ALTERNATIVE STRATEGIES FUND, LLC

--------------------------------------------------------------------------------

9. FINANCIAL HIGHLIGHT INFORMATION

                                                                                                                    PERIOD FROM
                                                                                                                 SEPTEMBER 4, 2001
                                                                                               PERIOD FROM       (COMMENCEMENT OF
                                   YEAR ENDED        YEAR ENDED           YEAR ENDED         JANUARY 1, 2002       OPERATIONS) TO
                                 MARCH 31, 2005    MARCH 31, 2004       MARCH 31, 2003      TO MARCH 31, 2002    DECEMBER 31, 2001
Total return before
   Incentive Allocation*              4.65%             11.49%              6.94%                 1.46%                2.62%
Incentive Allocation                 (0.46)%            (1.15)%            (0.69)%               (0.14)%              (0.26)%
                                     ------             ------             ------                ------               ------
Total net return after
   Incentive Allocation*              4.19%             10.34%              6.25%                 1.32%                2.36%
                                      ====              =====               ====                  ====                 ====

Net assets, end of
 period (000)                       $197,301          $120,874             $50,819              $23,087              $22,599

Portfolio Turnover                    27%                9%                  58%                   4%                    0%

Annualized ratios to average net assets:

Net investment loss before
  Incentive Allocation               (1.27)%            (1.54)%            (1.95)%               (2.14)%              (0.85)%

Operating expenses,
  excluding organizational
  expenses and waivers                1.34%              1.55%              2.02%                 2.42%                3.21%
Organizational expenses                 -                  -                  -                     -                  2.88%
Incentive Allocation                  0.43%              1.04%              0.80%                 0.59%                0.80%
                                      ----               ----               ----                  ----                 ----
Total expenses and Incentive
  Allocation before waivers           1.77%              2.59%              2.82%                 3.01%                6.89%


Expenses waived                          -                 -               (0.02)%               (0.27)%              (5.08)%
                                      ----               ----               ----                  ----                -----


Net expenses                          1.77%              2.59%              2.80%                 2.74%                1.81%
                                      ====               ====               ====                  ====                =====

* Total return assumes a purchase of an interest in the Company on the first day and a sale of the interest on the last day of the period noted. Total return is calculated for the members as a whole. An individual member's return may vary from these returns based on management fee, Incentive Allocation and the timing of capital contributions. Total returns for a period of less than a full year are not annualized.

10. SUBSEQUENT EVENTS

     As stated in the Company's tender offer documents, the Company is offering to purchase limited liability company interests in the Company
     ("Interests") from members of the Company at their net asset value (that is, the value of the Company's assets minus its liabilities, multiplied by the proportionate interest in the Company a member desires to redeem). The offer to purchase Interests (the "Offer") was open until 12:00 midnight, New York time, on May 25, 2005 unless the Offer is extended. The net asset value of Interests will be calculated for this purpose as of June 30, 2005 or, if the Offer is extended, approximately one month after the date by which Members must tender their Interests for repurchase.

LAZARD ALTERNATIVE STRATEGIES FUND, LLC

COMPANY MANAGEMENT (UNAUDITED) - MARCH 31, 2005

-------------------------------------- ------------------------- ------------------------------------------------------------------

 NAME (AGE)                      POSITION WITH THE         PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
 ADDRESS(1)                      COMPANY(2)                AND OTHER DIRECTORSHIPS HELD
-------------------------------- ------------------------- ------------------------------------------------------------------

NON-INTERESTED MANAGERS:
John J. Burke (77)               Manager                   Lawyer  and  Private  Investor;   Director,  Pacific  Steel  &
                                                           Recycling;  Director,  Sletten Construction  Company;  Trustee
                                                           Emeritus, The University of Montana Foundation.


Leon Pollack (64)                Manager                   Managing Director, Donaldson Lufkin & Jenrette.


Richard Reiss, Jr. (61)          Manager                   Chairman,   Georgica  Advisors  LLC,  an  investment  manager;
                                                           Director, O'Charley's, Inc., a restaurant chain.



INTERESTED MANAGER(3):
Michael Rome (47)                Manager                   Senior Managing Director of Lazard Asset Management LLC.

OFFICERS WHO ARE NOT MANAGERS:
Nathan A. Paul (32)                Secretary                Managing   Director  and  General   Counsel  of  Lazard  Asset
                                                            Management   LLC;  from   September   1997  to  October  2000,
                                                            Associate at Schulte Roth & Zabel LLP, a law firm.

Jagatnarine Churaman (33)          Treasurer                Vice  President of Lazard Asset  Management  LLC; from 2000 to
                                                            2001,  Supervisor  at  Bank of  Bermuda;  from  1999 to  2000,
                                                            Accountant at Alliance Capital.

John Blevins (40)                  Chief Compliance         Senior Vice President and Chief  Compliance  Officer of Lazard
                                   Officer                  Asset  Management  LLC;   Director  of  Compliance  for  North
                                                            America,  Citi Asset  Management  Group from  November 1999 to
                                                            July 2000.

Brian D. Simon (42)                Assistant Secretary      Senior Vice  President of Lazard Asset  Management  LLC;  from
                                                            July 1999 to October 2002, Vice  President,  Law & Regulations
                                                            at J. & W. Seligman & Co.


(1) The address of each Manager and officer is Lazard Asset Management LLC, 30 Rockefeller Plaza, New York, New York 10112-6300.

(2) Each Manager became a Manager in September 2001, except that Mr. Reiss became a Manager in February 2002 and Mr. Burke became a Manager in November 2003. Mr. Reiss and Mr. Burke also serve as Directors for The Lazard Funds, Inc., Lazard Retirement Series Inc. and Lazard Global Total Return & Income, Inc. (total comprised of 18 investment portfolios). Mr. Paul became an officer in September 2001. Mr. Churaman became an officer in May 2003. Mr. Simon became an officer in February 2004. Mr. Blevins became an officer in October 2004. All Managers and officers serve for terms of indefinite duration.

(3) Mr. Rome is considered an "interested person", as defined by the 1940 Act, of the Company by virtue of his affiliation with the Investment Adviser.

LAZARD ALTERNATIVE STRATEGIES FUND, LLC

ADDITIONAL INFORMATION (UNAUDITED) - MARCH 31, 2005
--------------------------------------------------------------------------------

As a result of the proposed initial public offering of securities of a parent company of Lazard Alternatives and other proposed related changes in the structure of the Lazard organization (the "Proposed Restructuring"), at a meeting of the Board held on February 16, 2005, the Board approved a new Investment Advisory Agreement between the Company and Lazard Alternatives (the "New Advisory Agreement") to become effective upon Member approval. The New Advisory Agreement, and the Incentive Allocation earned by Lazard Alternative Strategies Holdings, LLC ("LAS"), an affiliate of Lazard Alternatives, is identical in all respects to the current Investment Advisory Agreement, dated as of August 20, 2001 (the "Current Advisory Agreement"), which was subsequently re-approved by the Board on July 30, 2003 and June 9, 2004.

As noted above, at a meeting of the Managers held on February 16, 2005, the Managers approved the New Advisory Agreement to become effective upon Member approval. The Independent Managers were assisted in their review by independent legal counsel and met with counsel in an executive session separate from representatives of Lazard Alternatives.

SERVICES PROVIDED. The Lazard Alternatives representatives gave a presentation to the Board about the nature, extent and quality of services that Lazard Alternatives provides the Company, including a brief discussion of Lazard Alternatives and its clients and outlined Lazard Alternatives' global structure, including technology and operational support and expanded marketing and distribution channels, all of which provide realized benefits through investment in Lazard Alternatives' investment advisory business. The Managers agreed that the Company benefits from all of the services of Lazard Alternatives' global platforms.

The Managers discussed the nature, extent and quality of the services provided by Lazard Alternatives to the Company. The Managers considered the various services provided by Lazard Alternatives to the Company and considered Lazard Alternatives' research and portfolio management capabilities. The Managers also considered Lazard Alternatives' extensive administrative, accounting and compliance infrastructure.

PROPOSED RESTRUCTURING. The Managers assessed the implications of the Proposed Restructuring for Lazard Alternatives and its ability to continue to provide services to the Company of the same scope and quality as are currently provided. In particular, the Board inquired as to the impact of the Proposed Restructuring on Lazard Alternatives' personnel, management, facilities and financial capabilities, and received assurances in this regard from senior management of Lazard Alternatives that the Proposed Restructuring would not adversely affect Lazard Alternatives' ability to fulfill its obligations under the New Advisory Agreement, and to operate its business in a manner consistent with past practices. The Board also considered that the New Advisory Agreement, and the Incentive Allocation, is identical in all respects to the Current Advisory Agreement, except for the time periods covered by the agreements.

LAZARD ALTERNATIVE STRATEGIES FUND, LLC

--------------------------------------------------------------------------------

COMPARATIVE PERFORMANCE AND FEES. The Managers reviewed and placed significant emphasis on the relative performance and Incentive Allocation, including comparative fee information.

PERFORMANCE. The Managers noted that the Company's performance is competitive with its comparison group and is above that of its benchmark index.

INCENTIVE ALLOCATION. The Managers also discussed the Incentive Allocation, which was proposed to be the same under the New Advisory Agreement as under the Current Advisory Agreement, and it was noted that it is generally within the range of fees of the Company's comparison group. An extended discussion of the Incentive Allocation earned by LAS and services provided under the New Advisory Agreement by Lazard Alternatives ensued. The Managers considered and evaluated the performance of the Company and the Incentive Allocation. They agreed with Lazard Alternatives' characterization of the Company's performance and Incentive Allocation compared to the Company's comparison group, and agreed that the Incentive Allocation was reasonable in light of the services provided by Lazard Alternatives and the Company's overall performance.

The Managers also considered Lazard Alternatives' other accounts managed in Lazard Alternatives' multi-manager strategy, the Company's investment strategy ("Similar Accounts"). The Managers discussed the Incentive Allocation compared to the fee paid to Lazard Alternatives by Similar Accounts. The Managers also reviewed the nature of the Similar Accounts and the differences, from Lazard Alternatives' perspective, in management of the different types of Similar Accounts as compared to management of the Company. The Managers considered the relevance of the fee information provided for Similar Accounts managed by Lazard Alternatives to evaluate the appropriateness and reasonableness of the Incentive Allocation. A discussion ensued, and it was noted that the fees are substantially similar.

LAZARD ALTERNATIVES PROFITABILITY AND ECONOMIES OF SCALE. The Managers reviewed information prepared by Lazard Alternatives for the Company concerning the costs to and profits realized by Lazard Alternatives and its affiliates resulting from the Current Advisory Agreement, reviewing the dollar amount of expenses allocated and profit received by Lazard Alternatives and the method used to determine such expenses and profit. Lazard Alternatives representatives stated that neither Lazard Alternatives nor its affiliates receive any significant indirect benefits from managing the Company. The Managers agreed that the information provided substantiated statements of the Lazard Alternatives representatives.

It was noted that the profitability percentage for the Company was within ranges determined by appropriate court cases not to be so disproportionately large that it bore no reasonable relationship to the services rendered and, given the overall performance and generally superior service levels, was thought not to be excessive, and the Board concurred with this analysis.

LAZARD ALTERNATIVE STRATEGIES FUND, LLC

--------------------------------------------------------------------------------

The Managers considered Lazard Alternatives' estimated profitability with respect to the Company under the Current Advisory Agreement as part of their evaluation of whether the Incentive Allocation under the New Advisory Agreement bears a reasonable relationship to the mix of services provided by Lazard Alternatives, including the nature, quality and extent of such services. The Managers evaluated the costs of the services to be provided and profits expected to be realized by Lazard Alternatives and its affiliates from the relationship with the Company in light of the relevant circumstances. It was noted that a discussion of economies of scale should be predicated on increasing assets and that because the Company is a closed-end fund without daily inflows and outflows of capital there were not at this time significant economies of scale to be realized by Lazard Alternatives in managing the Company's assets. The Managers also considered potential benefits to Lazard Alternatives and its affiliates from Lazard Alternatives acting as investment adviser to the Company.

At the conclusion of these discussions, each of the Independent Managers expressed the opinion that he had been furnished with sufficient information to make an informed business decision with respect to approval of the New Advisory Agreement. Based on its discussions and considerations as described above, the Board made the following conclusions and determinations.

     o The Board concluded that the nature, extent and quality of the services provided by Lazard Alternatives are adequate and appropriate.

     o The Board determined that the Proposed Restructuring of Lazard Alternatives' parent companies would not be a detriment to Lazard Alternatives' ability to continue to provide services to the Company of the same scope and quality as were provided under the Current Advisory Agreement, and that the Proposed Restructuring would not adversely affect Lazard Alternatives' ability to fulfill its obligations under the New Advisory Agreement, and to operate its business in a manner consistent with past practices.

     o    The Board was satisfied with the Company's overall performance.

     o The Board concluded that the Incentive Allocation was reasonable in light of comparative performance and expense and advisory fee information, costs of the services provided and profits to be realized and benefits derived or to be derived by Lazard Alternatives from the relationship with the Company.

     o The Board determined that there were not significant economies of scale to be realized by Lazard Alternatives in managing the Company's assets and that, to the extent that material economies of scale had not been shared with the Company, the Board would seek to do so.

LAZARD ALTERNATIVE STRATEGIES FUND, LLC

--------------------------------------------------------------------------------

The Independent Managers considered these conclusions and determinations and, without any one factor being dispositive, the Board determined that approval of the New Advisory Agreement was in the best interests of the Company and its members.

A description of the policies and procedures that the Company uses to determine how to vote proxies relating to portfolio securities is available at the website of the Securities and Exchange Commission (the "SEC") at www.sec.gov and may be obtained at no additional charge by calling collect 212-632-6409. The Company's proxy voting record for the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling collect 212-632-6409 or
(2) on the SEC's website at www.sec.gov. Information as of June 30 each year will generally be available by the following August 31.

The Company will file a complete portfolio schedule with Securities and Exchange Commission within 60 days after the end of the first and third fiscal quarters. The Form N-Q will be available at www.sec.gov and may be obtained at no additional charge by calling collect 302-791-2595. The Company's Form N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

ITEM 2. CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

     (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

     (d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's board of directors has determined that Jack Burke is qualified to serve as an audit committee financial expert serving on its audit committee and that he is "independent," as defined by Item 3 of Form N-CSR.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Audit Fees
----------

     (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $30,000 for 2004 and $31,000 for 2005.

     (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph
         (a) of this Item are $0 for 2004 and $0 for 2005.

Tax Fees
--------

     (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $25,000 for 2004 and $30,000 for 2005.

All Other Fees
--------------

     (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2004 and $0 for 2005.

     (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

            The Registrant's Audit Committee pre-approves the Auditor's engagements for audit and non-audit services to the Registrant and, as required, non-audit services to Service Affiliates on a case-by-case basis. Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence.

     (e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

                           (b) N/A

                           (c) 100%

                           (d) N/A

     (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $360,750 for 2004 and $374,750 for 2005.

     (h) The  registrant's  audit  committee  of  the  board  of  directors  has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. SCHEDULE OF INVESTMENTS

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                            LAZARD ALTERNATIVES, LLC
                           LAZARD ASSET MANAGEMENT LLC
                              30 ROCKEFELLER PLAZA
                          NEW YORK, NEW YORK 10112-6300

                       INFORMATION REGARDING PROXY VOTING
                    POLICIES AND PROCEDURES FOR FUND OF FUNDS
                    -----------------------------------------

     Lazard Alternatives, LLC (the "Adviser") provides investment advisory services to private investment funds and a registered investment funds whose investment program primarily involves investing fund assets in private investment funds (each, a "Fund" and collectively, the "Funds"). From time to time, the Adviser may be asked to vote proxies relating to, or give approval/consent to amendments proposed by, such Funds. The Adviser exercises its voting authority through its managing member, Lazard Asset Management LLC (together with the Adviser, "Lazard"). Lazard has adopted Proxy Voting Policies and Procedures for Fund of Funds Products (the "Procedures") to ensure that it exercises its authority in an appropriate manner, consistent with clients' best interests.

     The Portfolio Management Team of Lazard responsible for Lazard's fund of funds products is responsible for making all proxy voting decisions. Proposals are categorized as "routine" or "non routine." Routine matters are typically proposed by management of a Fund, and generally, Lazard will vote "for" routine matters. Non-routine matters involve a variety of issues and may be proposed by management or beneficial owners of a Fund. Non-routine matters include proposals such the approval or renewal of investment advisory agreements, the termination or liquidation of a Fund, an increase in fees charged by a Fund, or a material change to the capital structure of a Fund. Lazard generally considers these matters on a case-by-case basis, although it will vote "against" proposals that negatively affect the rights or interests of investors in a Fund.

     At times, conflicts may arise between the interests of a fund managed by Lazard, on the one hand, and the interests of Lazard or its affiliates, on the other hand. If Lazard determines that it has, or may be perceived to have, a material conflict of interest when voting a proxy, it will seek to alleviate the conflict by voting in accordance with its approved policies. In situations where Lazard believes it is in its clients' best interest to depart from an approved policy, or the policy requires a case-by-case determination, Lazard may nevertheless vote on the proposal if the vote is against Lazard's own interest. Alternatively, Lazard may delegate the voting decision to a third party, seek client consent, or obtain approval of the voting decision from Lazard's General Counsel.

     A copy of the Procedures is available on request. If you would like to receive a copy of the Procedures, or information about how Lazard voted on a proposal, you should contact Sam Gere at (212) 632-6174.

DATED AS OF APRIL 1, 2005


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not yet applicable.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

     (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

     (a)(2) Certifications  pursuant  to Rule  30a-2(a)  under  the 1940 Act and
            Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3) Not applicable.


     (b)    Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)          Lazard Alternative Strategies Fund, LLC
            --------------------------------------------------------------------


By (Signature and Title)*  /s/ Michael Rome
                         -------------------------------------------------------
                           Michael Rome, Chief Executive Officer
                           (principal executive officer)

Date         June 3, 2005
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Michael Rome
                         -------------------------------------------------------
                           Michael Rome, Chief Executive Officer
                           (principal executive officer)

Date         June 3, 2005
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Jagatnarine Churaman
                         -------------------------------------------------------
                           Jagatnarine Churaman, Chief Financial Officer (principal financial officer)

Date         June 3, 2005
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.